Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	¥ 74,449	¥ 61,152
Income taxes: Deferred	336,069	288,683
Net deferred tax liability	261,620	227,531
Deferred Tax Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Income taxes: Deferred	336,069	288,683
Deferred Taxes Assets Liabilities Net
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net deferred tax liability	¥ 261,620	¥ 227,531